UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-06023

Managed Municipal Fund, Inc.

(Exact name of registrant as specified in charter)

666 Fifth Avenue, 11th Floor
New York, New York 10103

(Address of principal executive offices)(Zip code)

R. Alan Medaugh, President
ISI, Inc.
666 Fifth Avenue, 11th Floor
New York, New York 10103

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (212) 446-5600

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2014

Item 1. Reports to Stockholders.

Semi-Annual Report

April 30, 2014

(Unaudited)

Total Return U.S. Treasury Fund, Inc.

Managed Municipal Fund, Inc.

North American Government Bond Fund, Inc.

ISI Strategy Fund, Inc.

ISI Funds Semi-Annual Report – Table of Contents

Investment Advisor’s Message	1
Performance Comparisons	2
Shareholder Expense Examples	10
Portfolio Profiles	13
Schedules of Investments	14
Statements of Assets and Liabilities	30
Statements of Operations	34
Statements of Changes in Net Assets	36
Financial Highlights	42
Notes to Financial Statements	49
Notice to Shareholders	60

Investment Advisor’s Message	4/30/2014

Dear Shareholder:

I am pleased to present the semi-annual report to shareholders for the ISI Funds. This report covers the six-month reporting period ended April 30, 2014. For this period, the Total Return US Treasury Fund, Inc. (‘Total Return’) produced a -0.71% return; Managed Municipal Fund, Inc. (‘Managed Municipal’) produced a +2.38% return in its Class A Shares and a +1.94% return in its Class I Shares; North American Government Bond Fund, Inc. (‘North American’) produced a -1.31% return in its Class A Shares, a -1.38% return in its Class C Shares, and a -1.03% return in its Class I Shares; and ISI Strategy Fund (‘Strategy’) produced a +6.20% return. These figures assume the reinvestment of dividends and capital gain distributions, and exclude the impact of any sales charges.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance of a Fund, please call (800) 882-8585.

Description of Fund Objectives

Total Return, Managed Municipal, North American and Strategy, (each a ‘Fund’ and collectively, the ‘Funds’) are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Funds are organized as corporations under the laws of the state of Maryland.

International Strategy & Investment, Inc. (‘ISI’) manages all four Funds. Total Return’s investment objective is to achieve a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in securities issued by the United States Treasury. Managed Municipal’s investment objective is designed to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. North American’s investment objective is designed to provide a high level of current income, consistent with prudent investment risk. Strategy’s investment objective is designed to maximize total return through a combination of long-term growth of capital and current income.

We would like to welcome new investors to the ISI Funds and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

R. Alan Medaugh
President
May 13, 2014

1

Total Return U.S. Treasury Fund, Inc. – Performance Comparison[1] (Unaudited)

2

Total Return U.S. Treasury Fund, Inc. – Performance Comparison[1] (Unaudited) (continued)

	Cumulative Total Returns (With Sales Charge)					Average Annual Total Returns (With Sales Charge)
Periods Ended April 30, 2014	1 Year	3 Years	5 Years	10 Years	Since Inception[2]	1 Year	3 Years	5 Years	10 Years	Since Inception[2]
Total Return U.S. Treasury Fund	-6.11%	4.93%	9.58%	44.59%	356.91%	-6.11%	1.62%	1.85%	3.76%	6.08%
Barclays Capital Treasury Index[3]	-1.59%	9.90%	16.97%	54.54%	416.33%	-1.59%	3.20%	3.19%	4.45%	6.60%
Barclays Capital Intermediate Treasury Index[3]	-0.93%	6.96%	13.73%	46.00%	343.86%	-0.93%	2.26%	2.60%	3.86%	5.98%
Barclays Capital Long-Term Treasury Index[3]	-6.02%	27.31%	36.05%	95.71%	549.63%	-6.02%	8.38%	6.35%	6.94%	7.56%

[1]	Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund’s maximum 3.00% sales charge. Distributions of the Fund’s capital gains and any non-US Treasury income may be subject to state and local taxes. Management is not aware of any single index that is truly representative of the Fund since its active maturity management policy allows the manager to adjust the weighted average maturity throughout each US Treasury sector. Currently, the Fund’s weighted average maturity is approximately 4.16 years.

[2]	The Fund’s inception date is August 10, 1988. Benchmark returns are for the periods beginning August 31, 1988.

[3]	The Barclays Capital Treasury Index is an unmanaged index reflecting the performance of all public Treasury obligations and does not focus on one particular segment of the Treasury market. The Barclays Capital Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. The Barclays Capital Long-Term Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the long-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

October 31, 2013
Expense Ratio Information as of:	(As disclosed in March 1, 2014 Summary Prospectus)
Gross Expense Ratio	0.89%

3

Managed Municipal Fund, Inc. – Performance Comparison[1] (Unaudited)

4

Managed Municipal Fund, Inc. – Performance Comparison[1] (Unaudited) (continued)

	Cumulative Total Returns (With Sales Charge)					Average Annual Total Returns (With Sales Charge)
Periods Ended April 30, 2014	1 Year	3 Years	5 Years	10 Years	Since Inception	1 Year	3 Years	5 Years	10 Years	Since Inception
Managed Municipal Fund – ISI Class A Shares[2]	-4.33%	6.71%	12.34%	36.04%	210.41%	-4.33%	2.19%	2.35%	3.13%	4.80%
Managed Municipal Fund – ISI Class I Shares[3]	-1.78%	10.07%	─	─	8.22%	-1.78%	3.25%	─	─	2.24%
Barclays Capital General Obligation Index[4]	0.62%	15.72%	27.62%	60.17%	175.27%	0.62%	4.99%	5.00%	4.82%	4.28%
Barclays Capital Prerefunded Municipal Bond Index[4]	0.75%	5.87%	11.82%	38.88%	71.71%	0.75%	1.92%	2.26%	3.34%	2.26%
Consumer Price Index[5]	2.00%	5.49%	11.26%	26.17%	92.85%	2.00%	1.80%	2.16%	2.35%	2.75%

[1]	Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the sales charge, if applicable. ISI Class A Shares have a maximum 3.00% sales charge. Distributions of the Fund’s income and capital gains may be subject to state and local taxes.

[2]	The ISI Class A Shares inception date is February 26, 1990. Benchmark returns are for the periods beginning February 28, 1990.

[3]	The ISI Class I Shares inception date is October 7, 2010. Benchmark returns are for the period beginning October 31, 2010. Cumulative and annualized returns for the Barclays Capital General Obligation Index from October 31, 2010 through April 30, 2014 were 14.90% and 4.05%, respectively. Cumulative and annualized returns for the Barclays Capital Prerefunded Municipal Bond Index from October 31, 2010 through April 30, 2014 were 6.26% and 1.75%, respectively.

[4]	The Barclays Capital General Obligation Index is an unmanaged index reflecting general municipal bond market performance. The Barclays Capital Prerefunded Municipal Bond Index, an unmanaged index, is a subcomponent of the general Barclays Capital Municipal Bond Index, and contains only bonds from that index that have been prerefunded or escrowed to maturity. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

[5]	The Consumer Price Index is a widely used measure of inflation.

October 31, 2013
Expense Ratio Information as of:	(As disclosed in March 1, 2014 Summary Prospectus)
Gross Expense Ratio – Class A	1.04%
Gross Expense Ratio – Class I	0.79%

5

North American Government Bond Fund, Inc. – Performance Comparison[1] (Unaudited)

6

North American Government Bond Fund, Inc. – Performance Comparison[1] (Unaudited) (continued)

	Cumulative Total Returns (With Sales Charge)					Average Annual Total Returns (With Sales Charge)
Periods Ended April 30, 2014	1 Year	3 Years	5 Years	10 Years	Since Inception	1 Year	3 Years	5 Years	10 Years	Since Inception
North American Government Bond Fund - ISI Class A Shares[2]	-7.47%	0.17%	12.27%	48.74%	186.88%	-7.47%	0.06%	2.34%	4.05%	5.07%
North American Government Bond Fund - ISI Class C Shares[3]	-5.94%	1.65%	12.39%	44.32%	39.32%	-5.94%	0.55%	2.36%	3.74%	3.07%
North American Government Bond Fund - ISI Class I Shares[4]	-4.39%	4.33%	─	─	6.31%	-4.39%	1.42%	─	─	1.70%
Barclays Capital Intermediate Treasury Index[5]	-0.93%	6.96%	13.73%	46.00%	182.85%	-0.93%	2.26%	2.60%	3.86%	5.01%
Barclays Capital Emerging Americas Index: Mexico Section / Citigroup US Broad Investment-Grade Bond Index Mexico Sector / Barclays Capital Global Aggregate Index: Mexico Section[6]	-10.21%	12.89%	60.47%	90.08%	542.22%	-10.21%	4.12%	9.92%	6.63%	9.14%
Consumer Price Index[7]	2.00%	5.49%	11.26%	26.17%	70.15%	2.00%	1.80%	2.16%	2.35%	2.53%

[1]	Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes sales charges, if applicable. ISI Class A shares have a maximum 3.00% sales charge. ISI Class C Shares have a maximum 1.00% contingent deferred sales charge in the first year, which is eliminated thereafter.

[2]	ISI Class A Shares inception date is January 15, 1993. Benchmark returns are for the periods beginning January 31, 1993.

[3]	ISI Class C Shares inception date is May 16, 2003. Cumulative and annualized returns for the Barclays Capital Intermediate Treasury Index from May 31, 2003 through April 30, 2014 were 45.12% and 3.47%, respectively.

[4]	ISI Class I Shares inception date is September 16, 2010. Benchmark returns are for the periods beginning September 30, 2010. Cumulative and annualized returns for the Barclays Capital Intermediate Treasury Index from September 30, 2010 through April 30, 2014 were 6.12% and 1.67%, respectively.

[5]	The Barclays Capital Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

[6]	Reflects the performance of the Barclays Capital Emerging Americas Index: Mexico Section through October 31, 2004 and the Citigroup US Broad Investment-Grade Bond Index Mexico Sector from that date through October 31, 2006 and the Barclays Capital Global Aggregate Index: Mexico from October 31, 2006 through April 30, 2014. The Barclays Capital Emerging Americas Index: Mexico Section has been discontinued. Barclays Capital Emerging Americas Index: Mexico Section was an unmanaged sub-index of the Barclays Capital Emerging Americas Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. The Citigroup US Broad Investment-Grade Bond Index Mexico Sector is an unmanaged sub-index of the Citigroup US Broad Investment-Grade Bond Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. The Barclays Capital Global Aggregate Index: Mexico Section is an unmanaged sub-index of Barclays Capital Global Aggregate Index which provides broad-based measure of global investment-grade fixed income markets. The Mexico Section reflects the US dollar performance of selected Mexican government peso-denominated debt instruments with maturities of one year or more. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

[7]	The Consumer Price Index is a widely used measure of inflation.

October 31, 2013
Expense Ratio Information as of:	(As disclosed in March 1, 2014 Summary Prospectus)
Gross Expense Ratio – Class A	1.25%
Gross Expense Ratio – Class C	1.85%
Gross Expense Ratio – Class I	0.85%

7

ISI Strategy Fund, Inc. – Performance Comparison[1] (Unaudited)

8

ISI Strategy Fund, Inc. – Performance Comparison[1] (Unaudited) (continued)

	Cumulative Total Returns (With Sales Charge)					Average Annual Total Returns (With Sales Charge)
Periods Ended April 30, 2014	1 Year	3 Years	5 Years	10 Years	Since Inception[2]	1 Year	3 Years	5 Years	10 Years	Since Inception[2]
ISI Strategy Fund	12.02%	30.41%	100.32%	96.13%	158.62%	12.02%	9.25%	14.91%	6.97%	5.88%
DJ Wilshire 5000 (Full Cap) Index[3]	20.66%	46.20%	144.60%	122.71%	186.59%	20.66%	13.50%	19.59%	8.34%	6.55%
Consumer Price Index[4]	2.00%	5.49%	11.26%	26.17%	48.06%	2.00%	1.80%	2.16%	2.35%	2.39%
Lipper Flexible Portfolio Funds’ Average[5]	11.00%	22.84%	87.44%	94.49%	142.79%	11.00%	7.09%	13.38%	6.87%	5.49%

[1]	Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund’s maximum 3.00% sales charge.

[2]	The Fund’s inception date is September 16, 1997. Benchmark returns are for the periods beginning September 30, 1997.

[3]	The DJ Wilshire 5000 (Full Cap) Index is an unmanaged index that represents the broadest measure of the US equity market. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

[4]	The Consumer Price Index is a widely used measure of inflation.

[5]	Lipper figures represent the average total returns by all mutual funds designated by Lipper as falling into the category indicated. The Lipper Flexible Portfolio Funds’ Average category includes funds that allocate their investments across various asset classes, including domestic common stocks, bonds and money market instruments with a focus on total return.

October 31, 2013
Expense Ratio Information as of:	(As disclosed in March 1, 2014 Summary Prospectus)
Gross Expense Ratio	1.08%

9

Shareholder Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of cost: (1) transaction costs, including sales charges (loads); and (2) ongoing costs, including management fees, Rule 12b-1 distribution/shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the period (November 1, 2013) shown and held for the entire period (April 30, 2014).

Actual Expenses – “Actual Return” in the following table provides information about actual account values and actual expenses. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid During Period” column to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – “Hypothetical Returns” in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of each Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, “Hypothetical Returns” in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

10

Shareholder Expense Examples (Unaudited) (continued)

Total Return U.S. Treasury Fund, Inc.
	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$992.90	$4.79	0.97%
Based on Hypothetical 5% Return	$1,000.00	$1,019.98	$4.86	0.97%

Managed Municipal Fund, Inc. – Class A
	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$1,023.80	$5.82	1.16%
Based on Hypothetical 5% Return	$1,000.00	$1,019.04	$5.81	1.16%

Managed Municipal Fund, Inc. – Class I
	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$1,019.40	$4.61	0.92%
Based on Hypothetical 5% Return	$1,000.00	$1,020.23	$4.61	0.92%

North American Government Bond Fund, Inc. – Class A
	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$986.90	$6.85	1.39%
Based on Hypothetical 5% Return	$1,000.00	$1,017.90	$6.95	1.39%

North American Government Bond Fund, Inc. – Class C
	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$986.20	$9.11	1.85%
Based on Hypothetical 5% Return	$1,000.00	$1,015.62	$9.25	1.85%

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

11

Shareholder Expense Examples (Unaudited) (continued)

North American Government Bond Fund, Inc. – Class I
	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$989.70	$4.88	0.99%
Based on Hypothetical 5% Return	$1,000.00	$1,019.89	$4.96	0.99%

ISI Strategy Fund, Inc.
	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$1,062.00	$5.73	1.12%
Based on Hypothetical 5% Return	$1,000.00	$1,019.24	$5.61	1.12%

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

12

Portfolio Profiles (Unaudited)

Portfolio Profiles (as a % of Net Assets)	April 30, 2014

Total Return U.S. Treasury Fund, Inc.
U.S. Treasury Obligations	79.91%
U.S. Treasury Bills	19.48%
Other Assets and Liabilities	0.61%
100.00%

Managed Municipal Fund, Inc.
Aaa Municipal Obligations*	82.88%
Aa Municipal Obligations*	5.85%
NR Municipal Obligations*	0.55%
U.S. Treasury Bills	9.83%
Other Assets and Liabilities	0.89%
100.00%

* Ratings are based on Moody’s Investors Service, Inc.

North American Government Bond Fund, Inc.
Canadian Securities	18.89%
Mexican Securities	16.71%
U.S. Treasury Obligations	57.86%
U.S. Treasury Bills	5.20%
Other Assets and Liabilities	1.34%
100.00%

ISI Strategy Fund, Inc.
Consumer Discretionary	12.21%
Consumer Staples	5.80%
Energy	9.00%
Financials	13.57%
Health Care	11.34%
Industrials	9.36%
Information Technology	16.91%
Materials	3.17%
Telecommunication Services	2.93%
Utilities	2.77%
U.S. Treasury Obligations	10.39%
U.S. Treasury Bills	2.34%
Other Assets and Liabilities	0.21%
100.00%

13

Total Return U.S. Treasury Fund, Inc.

Schedule of Investments	April 30, 2014 (Unaudited)

Security	Interest Rate	Maturity Date	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 79.91%
U.S. Treasury Notes	3.750%	11/15/18	$360,000	$395,592
U.S. Treasury Notes	1.250%	01/31/19	16,000,000	15,733,120
U.S. Treasury Notes	1.500%	01/31/19	750,000	746,016
U.S. Treasury Notes	2.625%	08/15/20	280,000	289,450
U.S. Treasury Bonds	8.125%	08/15/19	10,000,000	13,239,060
U.S. Treasury Bonds	8.750%	08/15/20	11,000,000	15,396,128

Total U.S. Treasury Obligations (Cost $43,978,801)				$45,799,366

U.S. TREASURY BILLS - 19.48%
U.S. Treasury Bills[1]	0.014%	05/08/14	$6,155,000	$6,154,982
U.S. Treasury Bills[1]	0.006%	06/05/14	1,915,000	1,914,988
U.S. Treasury Bills[1]	0.011%	08/07/14	3,095,000	3,094,904

Total U.S. Treasury Bills (Cost $11,164,611)				$11,164,874

Total Investments - 99.39% (Cost $55,143,412)*				$56,964,240
Other Assets in Excess of Liabilities - 0.61%				349,974
Net Assets - 100.00%				$57,314,214

[1]	Interest rate presented is yield to maturity.
*	Cost for Federal income tax purposes is $55,143,412 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$2,089,893
Gross Unrealized Depreciation	(269,065)
Net Unrealized Appreciation	$1,820,828

See Notes to Financial Statements.

14

Managed Municipal Fund, Inc.

Schedule of Investments	April 30, 2014 (Unaudited)

Security	Interest Rate	Maturity Date	Ratings (Moody’s/ S&P)[1]	Principal Amount	Value
MUNICIPAL BONDS - 89.28%
General Obligation - 44.70%
Baltimore County, MD	4.000%	08/01/22	Aaa/AAA	$1,665,000	$1,856,841
City of Columbus, OH, Series 1	4.000%	07/01/29	Aaa/AAA	500,000	532,985
Delaware State	4.000%	03/01/31	Aaa/AAA	2,000,000	2,122,160
Delaware State, Series A	3.000%	08/01/26	Aaa/AAA	1,500,000	1,525,815
Delaware State, Series B	3.000%	07/01/19	Aaa/AAA	1,400,000	1,521,898
Georgia State, Series A	3.000%	07/01/29	Aaa/AAA	3,000,000	2,907,450
Georgia State, Series B	4.250%	04/01/25	Aaa/AAA	1,120,000	1,179,528
Mecklenburg County, NC	3.500%	02/01/26	Aaa/AAA	2,000,000	2,163,780
Oregon State, State Property, ODOT Building, Series K	5.000%	05/01/30	Aa1/AA+	1,915,000	2,162,380
Prince Georges County, MD, Public Improvements	4.125%	07/15/26	Aaa/AAA	2,000,000	2,119,700
Texas State, Water Financial Assistance, Series C-1	5.000%	08/01/39	Aaa/AAA	3,515,000	3,901,931
Utah State, Series A	5.000%	07/01/23	Aaa/AAA	2,785,000	3,341,499
Wake County, NC, Series A	3.000%	05/01/29	Aaa/AAA	2,525,000	2,487,453
Washington State, Motor Vehicle Fuel Tax, Series E	4.000%	02/01/36	Aa1/AA+	2,000,000	2,012,500
Washington, MD, Suburban Sanitation District, Public Improvements	3.000%	06/01/26	Aaa/AAA	2,000,000	2,026,940
					$31,862,860
Prerefunded[2] Issues - 33.85%
Fairfax County, VA, Water Authority Water Revenue, 04/01/2017 @ 100	4.500%	04/01/27	NR/NR	$355,000	$394,792
Georgia State, Series G, 10/01/16 @ 100	4.125%	10/01/23	Aaa/AA+	2,000,000	2,166,080
Henrico County, VA, Public Improvements, 07/15/15 @ 100	4.250%	07/15/24	Aaa/AAA	2,830,000	2,968,217
Kansas State, Development Finance Authority, Series DW-1, 04/01/17 @ 100	3.000%	04/01/20	Aaa/AAA	2,865,000	2,976,248
Kansas State, Development Finance Authority, Series DW-1, 04/01/17 @ 100	3.125%	04/01/22	Aaa/AAA	2,975,000	3,188,516
Maryland State, Capital Improvements, Series A, 02/15/15 @ 100	4.000%	02/15/20	Aaa/AAA	4,000,000	4,121,800
Tennessee State, Series A, 05/01/17 @ 100	5.000%	05/01/26	Aaa/AA+	500,000	565,405

See Notes to Financial Statements.

15

Managed Municipal Fund, Inc.

Schedule of Investments (continued)	April 30, 2014 (Unaudited)

Security	Interest Rate	Maturity Date	Ratings (Moody’s/ S&P)[1]	Principal Amount	Value
MUNICIPAL BONDS - 89.28% (continued)
Prerefunded[2] Issues - 33.85% (continued)
Tennessee State, Series A, 05/01/17 @ 100	5.000%	05/01/27	Aaa/AA+	$2,075,000	$2,346,431
Virginia State, Series B, 06/01/16 @ 100	4.250%	06/01/26	Aaa/AAA	2,500,000	2,700,550
Washington, MD, Suburban Sanitation District, Water Supply, 06/01/16 @ 100	4.250%	06/01/26	Aaa/AAA	2,500,000	2,705,825
					$24,133,864
Revenue Bonds - 10.73%
Fairfax County, VA, Water Authority Water Revenue	4.500%	04/01/27	Aaa/AAA	$2,145,000	$2,253,430
Gwinnett County, GA, Water & Sewerage Authority, Series A	4.000%	08/01/28	Aaa/AAA	2,000,000	2,111,320
Virginia State, Resources Authority Clean Water Revenue	4.500%	10/01/28	Aaa/AAA	3,000,000	3,281,190
					$7,645,940

Total Municipal Bonds (Cost $60,304,786)					$63,642,664

U.S. TREASURY BILLS - 9.83%
U.S. Treasury Bills[3]	0.000%	05/01/14	—	$3,810,000	$3,810,000
U.S. Treasury Bills[4]	0.006%	06/05/14	—	2,850,000	2,849,983
U.S. Treasury Bills[4]	0.011%	08/07/14	—	350,000	349,989

Total U.S. Treasury Bills (Cost $7,009,852)					$7,009,972

Total Investments - 99.11% (Cost $67,314,638)*					$70,652,636
Other Assets in Excess of Liabilities - 0.89%					630,925
Net Assets - 100.00%					$71,283,561

See Notes to Financial Statements.

16

Managed Municipal Fund, Inc.

Schedule of Investments (continued)	April 30, 2014 (Unaudited)

[1]	Moody’s Municipal Bond Ratings:

	Aaa	Judged to be of the best quality.

	Aa	Judged to be of high quality by all standards. Issues are sometimes denoted with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.

	NR	Bond is not rated by this rating organization.

S&P Municipal Bond Ratings:

	AAA	Of the highest quality.

	AA	The second strongest capacity of payment of debt services. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

	NR	Bond is not rated by this rating organization.

[2]
Prerefunded: Bonds which are prerefunded are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

[3]	Zero coupon bond.

[4]	Interest rate presented is yield to maturity.

*	Cost for Federal income tax purposes is $67,314,638 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$3,559,419
Gross Unrealized Depreciation	(221,421)
Net Unrealized Appreciation	$3,337,998

See Notes to Financial Statements.

17

North American Government Bond Fund, Inc.

Schedule of Investments	April 30, 2014 (Unaudited)

Security	Interest Rate	Maturity Date	Principal Amount[1]		Value
CANADIAN SECURITIES - 18.89%
Canadian Government Bonds	0.750%	05/01/14	CAD	5,000,000	$4,562,018
Canadian Government Bonds	2.250%	08/01/14		3,150,000	2,883,585
Canadian Government Bonds	1.000%	05/01/15		3,100,000	2,828,536
Canadian Government Bonds	4.000%	06/01/17		5,075,000	5,019,622

Total Canadian Securities (Cost $16,308,107)					$15,293,761

MEXICAN SECURITIES - 16.71%
Mexican Bono[2]	8.000%	12/17/15	MXN	47,407,000	$3,853,498
Mexican Bono[2]	7.250%	12/15/16		79,860,000	6,561,446
Mexican Bono[2]	7.750%	12/14/17		37,057,500	3,118,365

Total Mexican Securities (Cost $14,370,181)					$13,533,309

U.S. TREASURY OBLIGATIONS - 57.86%
U.S. Treasury Notes	1.500%	01/31/19		$2,050,000	$2,039,110
U.S. Treasury Notes	2.625%	08/15/20		1,000,000	1,033,750
U.S. Treasury Notes	2.000%	11/15/21		4,025,000	3,929,249
U.S. Treasury Bonds	8.750%	05/15/17		11,300,000	13,967,862
U.S. Treasury Bonds	8.875%	08/15/17		7,550,000	9,477,606
U.S. Treasury Bonds	8.125%	08/15/19		3,775,000	4,997,745
U.S. Treasury Bonds	8.500%	02/15/20		6,000,000	8,191,872
U.S. Treasury Bonds	8.750%	08/15/20		2,300,000	3,219,191

Total U.S. Treasury Obligations (Cost $44,646,458)					$46,856,385

U.S. TREASURY BILLS - 5.20%
U.S. Treasury Bills[3]	0.014%	05/08/14		$1,730,000	$1,729,995
U.S. Treasury Bills[3]	0.006%	06/05/14		880,000	879,995
U.S. Treasury Bills[3]	0.011%	08/07/14		1,600,000	1,599,950

Total U.S. Treasury Bills (Cost $4,209,921)					$4,209,940

Total Investments - 98.66% (Cost $79,534,667)*					$79,893,395
Other Assets in Excess of Liabilities - 1.34%					1,086,300
Net Assets - 100.00%					$80,979,695

See Notes to Financial Statements.

18

North American Government Bond Fund, Inc.

Schedule of Investments (continued)	April 30, 2014 (Unaudited)

CAD	Canadian Dollar
MXN	Mexican Peso

[1]	Principal Amount is shown in U.S. dollars unless otherwise noted.

[2]	Bonos are fixed rate, local currency-denominated coupon bonds issued by the Mexican government.

[3]	Interest rate presented is yield to maturity.

*	Cost for Federal income tax purposes is $79,534,667 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$2,440,034
Gross Unrealized Depreciation	(2,081,306)
Net Unrealized Appreciation	$358,728

See Notes to Financial Statements.

19

ISI Strategy Fund, Inc.

Schedule of Investments	April 30, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 87.06%
Consumer Discretionary - 12.21%
Auto Components - 0.63%
Allison Transmission Holdings, Inc.	1,750	$52,220
American Axle & Manufacturing Holdings, Inc.*	690	12,178
Federal-Mogul Holdings Corp.*	3,535	60,873
Goodyear Tire & Rubber Co. (The)	7,215	181,818
Lear Corp.	3,250	269,945
		577,034
Automobiles - 0.78%
Ford Motor Co.	17,115	276,407
General Motors Co.	11,735	404,623
Winnebago Industries, Inc.*	1,640	39,196
		720,226
Diversified Consumer Services - 0.26%
Apollo Education Group, Inc.*	2,220	64,069
H&R Block, Inc.	1,220	34,673
Hillenbrand, Inc.	2,200	66,880
Regis Corp.	1,140	14,980
Service Corp. International	2,490	46,737
Weight Watchers International, Inc.	650	12,870
		240,209
Hotels, Restaurants & Leisure - 1.68%
Brinker International, Inc.	900	44,226
Darden Restaurants, Inc.	1,130	56,172
Denny's Corp.*	4,730	31,880
Diamond Resorts International, Inc.*	1,000	18,710
Dunkin' Brands Group, Inc.	2,480	112,865
Hyatt Hotels Corp. - Class A*	2,905	163,493
International Game Technology	4,430	55,596
Jack in the Box, Inc.*	1,010	54,075
Marriott International, Inc. - Class A	2,606	150,966

Hotels, Restaurants & Leisure - 1.68% (continued)
McDonald's Corp.	1,862	$188,770
MGM Resorts International*	3,878	97,842
Scientific Games Corp. - Class A*	5,300	63,494
Six Flags Entertainment Corp.	3,900	156,546
Wyndham Worldwide Corp.	3,355	239,346
Yum! Brands, Inc.	1,440	110,866
		1,544,847
Household Durables - 0.82%
DR Horton, Inc.	4,020	89,566
Hovnanian Enterprises, Inc. - Class A*	2,130	9,500
Jarden Corp.*	6,205	354,616
Libbey, Inc.*	1,310	34,938
Newell Rubbermaid, Inc.	5,265	158,529
PulteGroup, Inc.	5,950	109,420
		756,569
Internet & Catalog Retail - 0.84%
Amazon.com, Inc.*	1,280	389,286
Groupon, Inc.*	3,990	27,890
Liberty Interactive Corp. - Class A*	12,115	352,062
		769,238
Leisure Products - 0.10%
Mattel, Inc.	2,220	87,057

Media - 3.98%
Cablevision Systems Corp. - New York Group - Class A	17,608	294,054
Charter Communications, Inc. - Class A*	2,072	280,818
Comcast Corp. - Class A	7,400	383,024
DIRECTV*	7,855	609,548
DISH Network Corp. - Class A*	835	47,478
Interpublic Group of Cos., Inc. (The)	7,100	123,682
John Wiley & Sons, Inc. - Class A	2,575	147,959
Journal Communications, Inc. - Class A*	2,680	21,494

See Notes to Financial Statements.

20

ISI Strategy Fund, Inc.

Schedule of Investments (continued)	April 30, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 87.06% (continued)
Consumer Discretionary - 12.21% (continued)
Media - 3.98% (continued)
Liberty Global PLC - Class A*	3,998	$159,200
News Corp. - Class A*	2,468	42,005
Omnicom Group, Inc.	2,210	149,573
Scholastic Corp.	850	27,974
Thomson Reuters Corp.	3,540	128,077
Time Warner Cable, Inc.	3,730	527,646
Time Warner, Inc.	2,655	176,451
Viacom, Inc. - Class B	1,230	104,525
Walt Disney Co. (The)	5,378	426,691
		3,650,199
Multi-Line Retail - 0.65%
Big Lots, Inc.*	130	5,135
Dollar General Corp.*	1,490	84,096
Kohl's Corp.	3,950	216,420
Nordstrom, Inc.	2,415	147,991
Target Corp.	2,266	139,926
		593,568
Specialty Retail - 2.15%
AutoNation, Inc.*	1,000	52,990
AutoZone, Inc.*	230	122,795
Best Buy Co., Inc.	10,993	285,048
Chico's FAS, Inc.	2,460	39,065
Express, Inc.*	1,482	21,593
GameStop Corp. - Class A	4,450	176,576
Gap, Inc. (The)	579	22,755
Home Depot, Inc. (The)	2,257	179,454
Lowe's Cos., Inc.	3,525	161,833
Sally Beauty Holdings, Inc.*	2,260	61,947
Staples, Inc.	25,490	318,625
Stein Mart, Inc.	1,000	12,500
Systemax, Inc.*	1,031	17,826
TJX Cos., Inc.	1,240	72,143
Ulta Salon, Cosmetics & Fragrance, Inc.*	4,460	391,186
Wet Seal, Inc. (The) - Class A*	5,200	5,876
Zumiez, Inc.*	1,370	33,496
		1,975,708
Textiles, Apparel & Luxury Goods - 0.32%
NIKE, Inc. - Class B	2,205	$160,855
Unifi, Inc.*	1,120	24,797
Wolverine World Wide, Inc.	3,860	108,466
		294,118
Consumer Staples - 5.80%
Beverages - 1.48%
Coca-Cola Bottling Co. Consolidated	580	47,693
Coca-Cola Co. (The)	13,860	565,350
Coca-Cola Enterprises, Inc.	5,555	252,419
Dr Pepper Snapple Group, Inc.	3,743	207,437
PepsiCo, Inc.	3,309	284,210
		1,357,109
Food & Staples Retailing - 1.80%
Costco Wholesale Corp.	1,170	135,345
CVS Caremark Corp.	5,015	364,691
Kroger Co. (The)	2,120	97,605
Safeway, Inc.	2,960	100,818
SUPERVALU, Inc.*	15,100	105,549
Wal-Mart Stores, Inc.	10,637	847,875
		1,651,883
Food Products - 1.30%
Boulder Brands, Inc.*	680	10,037
Bunge Ltd.	1,630	129,829
Campbell Soup Co.	1,420	64,596
Chiquita Brands International, Inc.*	2,900	33,292
ConAgra Foods, Inc.	450	13,729
Darling International, Inc.*	1,480	29,615
Dean Foods Co.	2,225	35,244
General Mills, Inc.	3,091	163,885
Kraft Foods Group, Inc.	1,076	61,181
McCormick & Co., Inc. - Non-Voting Shares	1,118	79,602
Mondelez International, Inc. - Class A	11,775	419,779
Pinnacle Foods, Inc.	1,490	45,296
TreeHouse Foods, Inc.*	1,390	104,028
		1,190,113

See Notes to Financial Statements.

21

ISI Strategy Fund, Inc.

Schedule of Investments (continued)	April 30, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 87.06% (continued)
Consumer Staples - 5.80% (continued)
Household Products - 0.80%
Colgate-Palmolive Co.	105	$7,066
Harbinger Group, Inc.*	5,210	60,749
Kimberly-Clark Corp.	250	28,062
Procter & Gamble Co. (The)	7,758	640,423
		736,300
Personal Products - 0.22%
Avon Products, Inc.	10,250	156,620
Nu Skin Enterprises, Inc.	260	22,620
Revlon, Inc. - Class A*	930	28,030
		207,270
Tobacco - 0.20%
Philip Morris International, Inc.	902	77,058
Reynolds American, Inc.	1,851	104,452
		181,510
Energy - 9.00%
Energy Equipment & Services - 1.31%
Cameron International Corp.*	2,270	147,459
Dresser-Rand Group, Inc.*	2,865	173,161
Halliburton Co.	5,440	343,101
ION Geophysical Corp.*	1,000	4,400
Nabors Industries Ltd.	1,000	25,520
Newpark Resources, Inc.*	2,390	28,776
Schlumberger Ltd.	4,102	416,558
Unit Corp.*	930	61,333
		1,200,308
Oil, Gas & Consumable Fuels - 7.69%
Anadarko Petroleum Corp.	586	58,026
Apache Corp.	6,220	539,896
Chesapeake Energy Corp.	7,610	218,787
Chevron Corp.	6,871	862,448
Cimarex Energy Co.	996	118,643
ConocoPhillips	6,370	473,355
CONSOL Energy, Inc.	2,570	114,391
Contango Oil & Gas Co.*	850	40,834
Denbury Resources, Inc.	5,770	97,051
Devon Energy Corp.	6,718	470,260
Emerald Oil, Inc.*	1,140	8,060

Oil, Gas & Consumable Fuels - 7.69% (continued)
Exxon Mobil Corp.	15,363	$1,573,325
Forest Oil Corp.*	8,350	15,531
Hess Corp.	2,610	232,708
Kinder Morgan, Inc.	9,715	317,292
Marathon Oil Corp.	5,840	211,116
Marathon Petroleum Corp.	1,945	180,788
Murphy Oil Corp.	4,490	284,801
Newfield Exploration Co.*	3,110	105,273
Occidental Petroleum Corp.	2,300	220,225
Peabody Energy Corp.	10,790	205,118
SM Energy Co.	2,740	203,116
Southwestern Energy Co.*	8,105	388,067
Tesoro Corp.	1,080	60,793
W&T Offshore, Inc.	2,030	38,976
WPX Energy, Inc.*	1,000	21,280
		7,060,160
Financials - 13.57%
Banks - 2.67%
BB&T Corp.	6,065	226,407
Cullen/Frost Bankers, Inc.	2,588	197,749
CVB Financial Corp.	4,920	71,143
Enterprise Financial Services Corp.	1,010	18,049
Fifth Third Bancorp	4,255	87,696
FirstMerit Corp.	5,455	105,773
MB Financial, Inc.	2,160	57,974
Pinnacle Financial Partners, Inc.	1,760	60,843
PNC Financial Services Group, Inc. (The)	1,200	100,848
Popular, Inc.*	2,830	87,447
Susquehanna Bancshares, Inc.	4,012	41,564
SVB Financial Group*	1,160	123,760
Trico Bancshares	900	21,825
Union Bankshares Corp.	1,457	37,285
United Community Banks, Inc.*	3,040	49,096
United Financial Bancorp, Inc.	1,590	20,924
US Bancorp	5,760	234,893

See Notes to Financial Statements.

22

ISI Strategy Fund, Inc.

Schedule of Investments (continued)	April 30, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 87.06% (continued)
Financials - 13.57% (continued)
Banks - 2.67% (continued)
Washington Trust Bancorp, Inc.	700	$23,940
Webster Financial Corp.	2,460	74,144
Wells Fargo & Co.	16,328	810,522
		2,451,882
Capital Markets - 1.47%
Bank of New York Mellon Corp. (The)	7,535	255,210
Charles Schwab Corp. (The)	2,325	61,729
E*TRADE Financial Corp.*	4,080	91,596
Franklin Resources, Inc.	1,000	52,350
Goldman Sachs Group, Inc. (The)	1,000	159,820
Investment Technology Group, Inc.*	2,130	43,963
Legg Mason, Inc.	5,040	236,326
Morgan Stanley	6,955	215,118
Raymond James Financial, Inc.	1,620	80,514
State Street Corp.	2,305	148,811
		1,345,437
Consumer Finance - 0.96%
American Express Co.	4,955	433,216
Capital One Financial Corp.	1,700	125,630
DFC Global Corp.*	2,700	25,164
Discover Financial Services	5,165	288,723
Ezcorp, Inc. - Class A*	1,000	10,430
		883,163
Diversified Financial Services - 1.84%
Bank of America Corp.	30,281	458,455
Citigroup, Inc.	7,175	343,754
JPMorgan Chase & Co.	10,036	561,815
MSCI, Inc.*	3,945	159,930
NASDAQ OMX Group, Inc. (The)	4,085	150,737
Resource America, Inc. - Class A	1,110	9,446
		1,684,137
Insurance - 4.59%
Aflac, Inc.	2,515	$157,741
Allstate Corp. (The)	2,195	125,005
American International Group, Inc.	6,155	327,015
American National Insurance Co.	240	26,978
Assured Guaranty Ltd.	1,000	23,910
Berkshire Hathaway, Inc. - Class B*	6,986	900,146
Brown & Brown, Inc.	3,360	100,061
Chubb Corp. (The)	1,150	105,892
Cincinnati Financial Corp.	362	17,644
Employers Holdings, Inc.	1,818	36,996
Erie Indemnity Co. - Class A	3,236	231,860
FBL Financial Group, Inc. - Class A	900	40,239
First American Financial Corp.	3,380	89,908
Genworth Financial, Inc. - Class A*	3,370	60,155
Loews Corp.	3,025	133,009
Montpelier Re Holdings Ltd.	2,550	77,979
PartnerRe Ltd.	2,993	315,462
Platinum Underwriters Holdings Ltd.	1,430	89,675
Principal Financial Group, Inc.	5,195	243,334
Progressive Corp. (The)	3,910	94,818
Protective Life Corp.	2,870	146,801
RenaissanceRe Holdings Ltd.	2,895	293,003
RLI Corp.	2,040	87,842
Unum Group	7,523	249,914
Validus Holdings Ltd.	6,500	240,955
		4,216,342
Real Estate Investment Trusts - 1.15%
American Capital Agency Corp.	4,040	91,748
American Homes 4 Rent - REIT	3,240	52,002
American Tower Corp.	1,640	136,973
Annaly Capital Management, Inc.	15,040	173,712

See Notes to Financial Statements.

23

ISI Strategy Fund, Inc.

Schedule of Investments (continued)	April 30, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 87.06% (continued)
Financials - 13.57% (continued)
Real Estate Investment Trusts - 1.15% (continued)
Ashford Hospitality Prime, Inc. - REIT	1,000	$15,340
Capstead Mortgage Corp. - REIT	6,670	85,243
Cousins Properties, Inc. - REIT	1,000	11,630
CYS Investments, Inc. - REIT	11,210	96,406
FelCor Lodging Trust, Inc.	1,806	16,669
Healthcare Trust of America, Inc. - Class A, REIT	4,110	48,046
iStar Financial, Inc.*	4,770	70,882
Parkway Properties Inc.	1,000	18,860
Potlatch Corp. - REIT	1,410	53,904
Public Storage	510	89,510
Strategic Hotels & Resorts, Inc.*	2,870	30,967
Ventas, Inc.	410	27,093
Weyerhaeuser Co.	1,310	39,104
		1,058,089
Real Estate Management & Development - 0.40%
CBRE Group, Inc. - Class A*	4,890	130,270
Jones Lang LaSalle, Inc.	2,070	239,892
		370,162
Thrifts & Mortgage Finance - 0.49%
Capitol Federal Financial, Inc.	7,400	89,096
MGIC Investment Corp.*	2,930	25,198
Ocwen Financial Corp.*	8,790	333,141
		447,435
Health Care - 11.34%
Biotechnology - 1.86%
Amgen, Inc.	3,473	388,108
Biogen Idec, Inc.*	1,000	287,120
Celgene Corp.*	1,020	149,950
Gilead Sciences, Inc.*	7,195	564,735
Quintiles Transnational Holdings, Inc.*	1,000	47,130
Targacept, Inc.*	2,190	9,724
United Therapeutics Corp.*	2,600	260,026
		1,706,793
Health Care Equipment & Supplies - 1.69%
Alere, Inc.*	3,340	$111,556
Baxter International, Inc.	422	30,717
Boston Scientific Corp.*	46,589	587,487
Edwards Lifesciences Corp.*	1,650	134,426
Hologic, Inc.*	18,365	385,390
Medtronic, Inc.	2,555	150,285
Neogen Corp.*	1,000	41,775
STERIS Corp.	1,388	66,693
West Pharmaceutical Services, Inc.	1,010	43,814
		1,552,143
Health Care Providers & Services - 3.53%
AmerisourceBergen Corp.	2,535	165,231
Cigna Corp.	2,910	232,916
Community Health Systems, Inc.*	2,100	79,569
DaVita HealthCare Partners, Inc.*	3,200	221,760
Express Scripts Holding Co.*	4,181	278,371
Gentiva Health Services, Inc.*	2,530	19,051
HCA Holdings, Inc.*	6,615	343,980
Health Net, Inc.*	1,440	49,435
HealthSouth Corp.	2,260	78,286
Humana, Inc.	1,840	201,940
Laboratory Corp. of America Holdings*	2,605	257,114
LifePoint Hospitals, Inc.*	1,610	90,031
Magellan Health Services, Inc.*	1,780	102,742
McKesson Corp.	1,040	175,958
Quest Diagnostics, Inc.	2,815	157,443
Select Medical Holdings Corp.	8,070	112,657
Team Health Holdings, Inc.*	2,080	100,838
Tenet Healthcare Corp.*	5,573	251,231
UnitedHealth Group, Inc.	1,600	120,064
WellPoint, Inc.	2,011	202,468
		3,241,085

See Notes to Financial Statements.

24

ISI Strategy Fund, Inc.

Schedule of Investments (continued)	April 30, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 87.06% (continued)
Health Care - 11.34% (continued)
Health Care Technology - 0.07%
MedAssets, Inc.*	1,190	$27,168
Omnicell, Inc.*	1,270	33,630
		60,798
Life Sciences Tools & Services - 0.15%
Thermo Fisher Scientific, Inc.	1,220	139,080

Pharmaceuticals - 4.04%
Abbott Laboratories	8,881	344,050
AbbVie, Inc.	4,431	230,767
Allergan, Inc.	811	134,496
Bristol-Myers Squibb Co.	4,038	202,263
Eli Lilly & Co.	2,190	129,429
Hospira, Inc.*	4,120	188,696
Johnson & Johnson	8,720	883,249
Merck & Co., Inc.	11,047	646,912
Mylan, Inc.*	5,515	280,052
Pfizer, Inc.	20,765	649,529
Salix Pharmaceuticals Ltd.*	210	23,100
		3,712,543
Industrials - 9.36%
Aerospace & Defense - 2.34%
AAR Corp.	1,652	42,787
Boeing Co. (The)	1,120	144,502
Curtiss-Wright Corp.	1,736	111,000
Exelis, Inc.	4,570	84,728
General Dynamics Corp.	2,770	303,176
Honeywell International, Inc.	3,025	281,023
Huntington Ingalls Industries, Inc.	598	61,594
Lockheed Martin Corp.	1,210	198,609
Northrop Grumman Corp.	1,000	121,510
Precision Castparts Corp.	1,000	253,090
Raytheon Co.	1,422	135,773
Spirit Aerosystems Holdings, Inc. - Class A*	3,125	93,844
United Technologies Corp.	2,679	317,006
		2,148,642
Air Freight & Logistics - 0.17%
FedEx Corp.	1,050	$143,062
UTi Worldwide, Inc.	1,110	10,867
		153,929
Airlines - 0.86%
Alaska Air Group, Inc.	400	37,632
Delta Air Lines, Inc.	8,065	297,034
Republic Airways Holdings, Inc.*	2,740	22,769
United Continental Holdings, Inc.*	10,489	428,686
		786,121
Building Products - 0.15%
AO Smith Corp.	1,550	72,478
Griffon Corp.	3,900	41,496
Masco Corp.	1,000	20,090
		134,064
Commercial Services & Supplies - 0.49%
Brink's Co. (The)	1,780	45,283
Republic Services, Inc.	1,130	39,652
Rollins, Inc.	4,810	144,685
United Stationers, Inc.	1,950	73,183
Waste Management, Inc.	3,325	147,796
		450,599
Construction & Engineering - 0.33%
AECOM Technology Corp.*	1,990	64,516
KBR, Inc.	4,540	115,180
Tutor Perini Corp.*	2,150	63,640
URS Corp.	1,260	59,371
		302,707
Electrical Equipment - 0.44%
Babcock & Wilcox Co. (The)	2,470	85,931
Emerson Electric Co.	3,965	270,334
General Cable Corp.	1,880	48,165
		404,430
Industrial Conglomerates - 1.04%
3M Co.	1,118	155,503
Danaher Corp.	2,835	208,032
General Electric Co.	22,155	595,748
		959,283

See Notes to Financial Statements.

25

ISI Strategy Fund, Inc.

Schedule of Investments (continued)	April 30, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 87.06% (continued)
Industrials - 9.36% (continued)
Machinery - 1.90%
AGCO Corp.	2,460	$137,022
Blount International, Inc.*	2,750	30,718
Caterpillar, Inc.	3,074	324,000
Deere & Co.	1,172	109,394
Graco, Inc.	1,360	98,600
ITT Corp.	3,395	146,460
Joy Global, Inc.	2,710	163,630
Mueller Industries, Inc.	580	16,785
Rexnord Corp.*	2,230	59,630
SPX Corp.	2,951	300,530
Stanley Black & Decker, Inc.	1,000	85,890
Timken Co. (The)	1,000	63,080
Toro Co. (The)	1,850	117,549
Trinity Industries, Inc.	1,230	92,324
		1,745,612
Professional Services - 0.46%
Dun & Bradstreet Corp. (The)	2,020	223,735
Manpowergroup, Inc.	2,000	162,680
Verisk Analytics, Inc. - Class A*	560	33,650
		420,065
Road & Rail - 0.67%
Hertz Global Holdings, Inc.*	8,850	251,960
Union Pacific Corp.	1,919	365,435
		617,395
Trading Companies & Distributors - 0.51%
GATX Corp.	1,400	91,882
United Rentals, Inc.*	1,000	93,830
Watsco, Inc.	1,050	108,056
WESCO International, Inc.*	1,980	173,804
		467,572
Information Technology - 16.91%
Communications Equipment - 0.87%
Aruba Networks, Inc.*	1,000	19,770
Black Box Corp.	1,010	21,473
Brocade Communications Systems, Inc.*	5,120	47,667
Ciena Corp.*	2,030	40,133

Communications Equipment - 0.87% (continued)
Cisco Systems, Inc.	13,730	$317,300
Comtech Telecommunications Corp.	810	25,718
Harris Corp.	1,010	74,255
Juniper Networks, Inc.*	3,580	88,390
Motorola Solutions, Inc.	1,700	108,086
NETGEAR, Inc.*	570	18,411
QUALCOMM, Inc.	485	38,174
		799,377
Electronic Equipment, Instruments & Components - 0.91%
Arrow Electronics, Inc.*	1,000	56,750
Avnet, Inc.	3,470	149,661
Corning, Inc.	4,954	103,588
CTS Corp.	1,403	24,959
Ingram Micro, Inc. - Class A*	3,570	96,247
Insight Enterprises, Inc.*	2,030	53,024
Itron, Inc.*	490	18,620
Jabil Circuit, Inc.	2,160	37,282
Plexus Corp.*	850	35,632
ScanSource, Inc.*	1,334	51,239
Tech Data Corp.*	2,179	136,166
TTM Technologies, Inc.*	4,010	31,639
Vishay Intertechnology, Inc.	2,800	39,816
		834,623
Internet Software & Services - 1.90%
Akamai Technologies, Inc.*	1,110	58,908
Brightcove, Inc.*	1,770	15,257
Digital River, Inc.*	2,030	31,039
EarthLink Holdings Corp.	5,930	20,221
Equinix, Inc.*	1,000	187,810
Facebook, Inc. - Class A*	4,220	252,271
Google, Inc. - Class C*	986	519,287
LinkedIn Corp.*	1,000	153,470
Rackspace Hosting, Inc.*	980	28,440
VeriSign, Inc.*	1,650	77,847
Web.com Group, Inc.*	1,430	43,915
Yahoo!, Inc.*	10,000	359,500
		1,747,965

See Notes to Financial Statements.

26

ISI Strategy Fund, Inc.

Schedule of Investments (continued)	April 30, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 87.06% (continued)
Information Technology - 16.91% (continued)
IT Services - 3.82%
Automatic Data Processing, Inc.	1,000	$77,960
Blackhawk Network Holdings, Inc.*	486	11,192
CACI International, Inc. - Class A*	840	58,506
Cardtronics, Inc.*	1,530	51,224
Computer Sciences Corp.	3,265	193,223
Convergys Corp.	3,340	71,943
DST Systems, Inc.	740	68,221
Fidelity National Information Services, Inc.	1,790	95,640
Fiserv, Inc.*	2,200	133,716
Global Payments, Inc.	4,307	287,837
iGATE Corp.*	1,280	46,848
International Business Machines Corp.	3,792	745,014
MasterCard, Inc. - Class A	1,960	144,158
MoneyGram International, Inc.*	2,560	33,792
Teradata Corp.*	11,250	511,425
Unisys Corp.*	2,770	67,505
Vantiv, Inc. - Class A*	11,280	346,860
Visa, Inc. - Class A	1,710	346,463
Western Union Co. (The)	13,464	213,674
		3,505,201
Office Electronics - 0.41%
Xerox Corp.	31,265	377,994

Semiconductors & Semiconductor Equipment - 2.16%
Atmel Corp.*	2,550	19,814
Broadcom Corp. - Class A	8,050	248,020
Cree, Inc.*	1,210	57,076
Diodes, Inc.*	2,280	60,124
First Solar, Inc.*	1,580	106,634
Intel Corp.	10,249	273,546
Lam Research Corp.*	4,200	241,962
Marvell Technology Group Ltd.	8,960	142,106

Semiconductors & Semiconductor Equipment - 2.16% (continued)
Micron Technology, Inc.*	14,807	$386,759
ON Semiconductor Corp.*	15,535	146,184
PMC-Sierra, Inc.*	10,760	73,598
Spansion, Inc. - Class A*	1,930	34,412
Texas Instruments, Inc.	4,250	193,162
		1,983,397
Software - 3.12%
Activision Blizzard, Inc.	5,300	106,053
CA, Inc.	3,489	105,158
Citrix Systems, Inc.*	2,960	175,558
Comverse, Inc.*	1,070	26,686
Intuit, Inc.	2,055	155,666
Microsoft Corp.	25,497	1,030,079
Nuance Communications, Inc.*	14,822	238,486
Oracle Corp.	16,799	686,743
Pegasystems, Inc.	1,360	22,535
Rovi Corp.*	1,000	22,290
Solera Holdings, Inc.	2,751	178,210
Symantec Corp.	5,945	120,565
		2,868,029
Technology Hardware, Storage & Peripherals - 3.72%
Apple, Inc.	3,664	2,162,090
Diebold, Inc.	3,730	140,285
EMC Corp.	2,010	51,858
Hewlett-Packard Co.	16,840	556,731
Lexmark International, Inc. - Class A	1,350	58,050
NCR Corp.*	10,440	318,524
Western Digital Corp.	1,400	123,382
		3,410,920
Materials - 3.17%
Chemicals - 1.31%
Ashland, Inc.	1,150	111,090
Cytec Industries, Inc.	1,364	130,016
Dow Chemical Co. (The)	5,544	276,646
EI du Pont de Nemours & Co.	2,645	178,061
Mosaic Co. (The)	2,865	143,365
OMNOVA Solutions, Inc.*	840	7,661

See Notes to Financial Statements.

27

ISI Strategy Fund, Inc.

Schedule of Investments (continued)	April 30, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 87.06% (continued)
Materials - 3.17% (continued)
Chemicals - 1.31% (continued)
Rockwood Holdings, Inc.	1,000	$71,050
RPM International, Inc.	3,923	167,355
W.R. Grace & Co.*	1,281	117,980
		1,203,224
Construction Materials - 0.07%
Vulcan Materials Co.	1,070	69,047

Containers & Packaging - 1.31%
Ball Corp.	1,888	106,087
Berry Plastics Group, Inc.*	2,040	45,880
Crown Holdings, Inc.*	8,585	404,954
Myers Industries, Inc.	1,900	35,530
Owens-Illinois, Inc.*	7,704	244,833
Sealed Air Corp.	5,575	191,278
Silgan Holdings, Inc.	3,575	177,856
		1,206,418
Metals & Mining - 0.44%
Alcoa, Inc.	7,330	98,735
Freeport-McMoRan Copper & Gold, Inc.	2,151	73,930
Newmont Mining Corp.	6,730	167,106
Southern Copper Corp.	2,066	62,269
		402,040
Paper & Forest Products - 0.04%
Wausau Paper Corp.	2,760	33,010

Telecommunication Services - 2.93%
Diversified Telecommunication Services - 2.59%
AT&T, Inc.	21,255	758,803
CenturyLink, Inc.	22,424	782,822
Cincinnati Bell, Inc.*	12,815	42,930
General Communication, Inc. - Class A*	2,420	25,265
Level 3 Communications, Inc.*	2,500	107,575
tw telecom, Inc.*	2,410	73,963
Verizon Communications, Inc.	12,400	579,452
		2,370,810

Wireless Telecommunication Services - 0.34%
Crown Castle International Corp.	570	$41,456
NTELOS Holdings Corp.	1,340	18,479
SBA Communications Corp. - Class A*	1,580	141,821
Sprint Corp.*	13,145	111,732
		313,488
Utilities - 2.77%
Electric Utilities - 1.06%
American Electric Power Co., Inc.	730	39,281
Duke Energy Corp.	1,310	97,582
Exelon Corp.	14,170	496,375
FirstEnergy Corp.	1,970	66,488
NextEra Energy, Inc.	1,100	109,835
Southern Co. (The)	1,765	80,890
Xcel Energy, Inc.	2,600	82,862
		973,313
Gas Utilities - 0.20%
AGL Resources, Inc.	1,000	54,000
ONE Gas, Inc.	425	15,547
UGI Corp.	2,480	115,791
		185,338
Independent Power and Renewable Energy Producers- 0.67%
AES Corp.	42,270	610,801

Multi-Utilities - 0.76%
Ameren Corp.	8,840	365,180
CenterPoint Energy, Inc.	3,380	83,689
Consolidated Edison, Inc.	700	40,621
Dominion Resources, Inc.	2,080	150,883
Sempra Energy	310	30,569
Wisconsin Energy Corp.	620	30,058
		701,000
Water Utilities - 0.08%
American Water Works Co., Inc.	1,540	70,116

Total Common Stocks (Cost $60,819,722)		$79,919,045

See Notes to Financial Statements.

28

ISI Strategy Fund, Inc.

Schedule of Investments (continued)	April 30, 2014 (Unaudited)

Security	Interest Rate	Maturity Date	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 10.39%
U.S. Treasury Notes	2.000%	01/31/16	$1,000,000	$1,029,590
U.S. Treasury Notes	1.000%	03/31/17	2,000,000	2,009,062
U.S. Treasury Notes	2.625%	08/15/20	1,600,000	1,654,000
U.S. Treasury Notes	1.750%	05/15/22	3,500,000	3,325,819
U.S. Treasury Bonds	8.125%	08/15/19	1,150,000	1,522,492

Total U.S. Treasury Obligations (Cost $9,694,605)				$9,540,963

U.S. TREASURY BILLS - 2.34%
U.S. Treasury Bills[1]	0.000%	05/01/14	$2,010,000	$2,010,000
U.S. Treasury Bills[2]	0.027%	09/11/14	140,000	139,986

Total U.S. Treasury Bills (Cost $2,149,988)				$2,149,986

Total Investments - 99.79% (Cost $72,664,315)**				$91,609,994
Other Assets in Excess of Liabilities - 0.21%				195,075
Net Assets - 100.00%				$91,805,069

*	Non-income producing security.

[1]	Zero coupon bond.

[2]	Interest rate presented is yield to maturity.

**	Cost for Federal income tax purposes is $72,664,315 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$20,276,632
Gross Unrealized Depreciation	(1,330,953)
Net Unrealized Appreciation	$18,945,679

The difference between the federal tax cost of portfolio investments and the Schedule of Investments is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

See Notes to Financial Statements.

29

ISI Funds

Statements of Assets and Liabilities	April 30, 2014 (Unaudited)

	Total Return U.S. Treasury Fund, Inc.	Managed Municipal Fund, Inc.
ASSETS
Investments in securities:
At cost	$55,143,412	$67,314,638
At value (Note 1)	$56,964,240	$70,652,636
Cash	39,870	121,707
Interest receivable	428,020	642,170
Receivable for capital shares sold	536	199
Other assets	4,968	24,602
TOTAL ASSETS	57,437,634	71,441,314

LIABILITIES
Distributions payable	28,150	48,928
Payable for capital shares redeemed	31,865	8,163
Accrued investment advisory fees (Note 2)	10,858	23,411
Accrued distribution fees (Note 2)	11,811	13,024
Accrued administration fees (Note 2)	8,010	14,904
Accrued transfer agent fees (Note 2)	7,845	10,335
Accrued directors' fees (Note 2)	3,153	5,675
Other accrued expenses and liabilities	21,728	33,313
TOTAL LIABILITIES	123,420	157,753

NET ASSETS	$57,314,214	$71,283,561

NET ASSETS CONSIST OF:
Paid-in capital	$55,756,113	$68,593,357
Distributions in excess of net investment income	(298,682)	(662)
Accumulated net realized gains (losses) from security transactions	35,955	(647,132)
Net unrealized appreciation on investments	1,820,828	3,337,998
Net assets	$57,314,214	$71,283,561

See Notes to Financial Statements.

30

ISI Funds

Statements of Assets and Liabilities (continued)	April 30, 2014 (Unaudited)

	Total Return U.S. Treasury Fund, Inc.	Managed Municipal Fund, Inc.
SHARES OF CAPITAL STOCK OUTSTANDING OF $0.001 PAR VALUE
ISI Class A Shares (50,000,000 shares authorized)	—	5,968,275
ISI Class I Shares (5,000,000 shares authorized)	—	742,260
ISI Shares (115,000,000 shares authorized)	5,931,447	—

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
ISI Class A Shares (based on net assets of $63,436,851)	$—	$10.63
ISI Class I Shares (based on net assets of $7,846,710)	$—	$10.57
ISI Shares (based on net assets of $57,314,214)	$9.66	$—

MAXIMUM OFFERING PRICE VALUE PER SHARE (100/97) X NET ASSET VALUE PER SHARE
ISI Class A Shares	$—	$10.96
ISI Shares	$9.96	$—

See Notes to Financial Statements.

31

ISI Funds

Statements of Assets and Liabilities	April 30, 2014 (Unaudited)

	North American Government Bond Fund, Inc.	ISI Strategy Fund, Inc.
ASSETS
Investments in securities:
At cost	$79,534,667	$72,664,315
At value (Note 1)	$79,893,395	$91,609,994
Cash	111,066	119,718
Dividends and interest receivable, at value	1,331,423	118,056
Receivable for investment securities sold	—	678,317
Receivable for capital shares sold	3,608	36,196
Other assets	41,002	6,058
TOTAL ASSETS	81,380,494	92,568,339

LIABILITIES
Payable for investments purchased	—	682,789
Distributions payable	57,869	—
Payable for capital shares redeemed	173,603	9,876
Accrued investment advisory fees (Note 2)	24,648	30,021
Accrued distribution fees (Note 2)	29,027	18,762
Accrued transfer agent fees (Note 2)	26,998	5,523
Accrued administration fees (Note 2)	20,295	5,557
Accrued directors' fees (Note 2)	9,556	—
Accrued shareholder servicing fees (Note 2)	2,682	—
Other accrued expenses and liabilities	56,121	10,742
TOTAL LIABILITIES	400,799	763,270

NET ASSETS	$80,979,695	$91,805,069

NET ASSETS CONSIST OF:
Paid-in capital	$81,854,214	$69,291,508
Undistributed (distributions in excess of) net investment income	(643,971)	8,592
Accumulated net realized gains (losses) from security and foreign currency transactions	(591,442)	3,559,290
Net unrealized appreciation on investments and foreign currency translation	360,894	18,945,679
Net assets	$80,979,695	$91,805,069

See Notes to Financial Statements.

32

ISI Funds

Statements of Assets and Liabilities (continued)	April 30, 2014 (Unaudited)

	North American Government Bond Fund, Inc.	ISI Strategy Fund, Inc.
SHARES OF CAPITAL STOCK OUTSTANDING OF $0.001 PAR VALUE
ISI Class A Shares (50,000,000 shares authorized)	8,555,963	—
ISI Class C Shares (5,000,000 shares authorized)	1,764,425	—
ISI Class I Shares (5,000,000 shares authorized)	612,325	—
ISI Shares (25,000,000 shares authorized)	—	5,641,225

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
ISI Class A Shares (based on net assets of $63,514,891)	$7.42	$—
ISI Class C Shares (based on net assets of $12,960,624)*	$7.35	$—
ISI Class I Shares (based on net assets of $4,504,180)	$7.36	$—
ISI Shares (based on net assets of $91,805,069)	$—	$16.27

MAXIMUM OFFERING PRICE VALUE PER SHARE (100/97) X NET ASSET VALUE PER SHARE
ISI Class A Shares	$7.65	$—
ISI Shares	$—	$16.77

*	Contingent deferred sales charge of 1.00% is imposed on the sale of shares if redeemed within the first year of purchase.

See Notes to Financial Statements.

33

ISI Funds

Statements of Operations	Six Months Ended April 30, 2014 (Unaudited)

	Total Return U.S. Treasury Fund, Inc.	Managed Municipal Fund, Inc.
INVESTMENT INCOME
Interest	$570,363	$1,225,429

EXPENSES
Investment advisory fees (Note 2)	67,710	150,223
Distribution fees (Note 2):
ISI Class A Shares	—	88,413
ISI Shares	73,946	—
Transfer agent fees (Note 2):
ISI Class A Shares	—	25,814
ISI Class I Shares	—	1,628
ISI Shares	27,811	—
Administration fees (Note 2)	28,269	38,631
Custody fees	21,540	33,543
Professional fees	21,507	26,578
Registration fees	18,305	29,833
Compliance consulting fees (Note 2)	7,517	10,797
Directors' fees and expenses	7,347	11,236
Other expenses	11,890	13,846
TOTAL EXPENSES	285,842	430,542

NET INVESTMENT INCOME	284,521	794,887

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions	35,956	(645,297)
Net change in unrealized appreciation/(depreciation) on investments	(733,545)	1,480,696

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(697,589)	835,399

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(413,068)	$1,630,286

See Notes to Financial Statements.

34

ISI Funds

Statements of Operations	Six Months Ended April 30, 2014 (Unaudited)

	North American Government Bond Fund, Inc.	ISI Strategy Fund, Inc.
INVESTMENT INCOME
Interest	$1,251,027	$77,550
Dividends	—	651,364
Foreign taxes withheld	—	(348)
TOTAL INVESTMENT INCOME	1,251,027	728,566

EXPENSES
Investment advisory fees (Note 2)	174,754	178,212
Distribution fees (Note 2):
ISI Class A Shares	139,338	—
ISI Class C Shares	50,848	—
ISI Shares	—	111,382
Transfer agent fees (Note 2):
ISI Class A Shares	40,404	—
ISI Class C Shares	7,879	—
ISI Class I Shares	2,425	—
ISI Shares	—	30,828
Registration fees	48,377	29,480
Administration fees (Note 2)	41,105	40,762
Custody fees	40,901	51,225
Professional fees	29,000	22,193
Shareholder servicing fees (Note 2):
ISI Class C Shares	16,949	—
Directors' fees and expenses	13,328	8,454
Compliance consulting fees (Note 2)	11,798	10,412
Other expenses	22,640	14,271
TOTAL EXPENSES	639,746	497,219
Less expense reimbursement (Note 2)	(9,533)	—
Net expenses	630,213	497,219
NET INVESTMENT INCOME	620,814	231,347

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from security transactions	(565,644)	3,636,155
Foreign currency transactions	(25,706)	—
Net change in unrealized appreciation/depreciation on:
Investments	(1,277,768)	1,482,521
Foreign currency translations	6,393	—

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES	(1,862,725)	5,118,676

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,241,911)	$5,350,023

See Notes to Financial Statements.

35

Total Return U.S. Treasury Fund, Inc.

Statements of Changes in Net Assets

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
FROM OPERATIONS
Net investment income	$284,521	$672,516
Net realized gains from security transactions	35,956	350,551
Net change in net unrealized appreciation/(depreciation) on investments	(733,545)	(2,429,015)
Net decrease in net assets resulting from operations	(413,068)	(1,405,948)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(284,521)	(666,200)
From net realized gains from security transactions	—	(1,742,186)
From return of capital	—	(246,880)
In excess of net investment income	(268,825)	—
Decrease in net assets resulting from distributions to shareholders	(553,346)	(2,655,266)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,614,433	847,213
Reinvestment of distributions to shareholders	378,517	1,918,696
Payments for shares redeemed	(5,885,964)	(14,364,990)
Net decrease in net assets resulting from capital share transactions	(3,893,014)	(11,599,081)

TOTAL DECREASE IN NET ASSETS	(4,859,428)	(15,660,295)

NET ASSETS
Beginning of period	62,173,642	77,833,937
End of period	$57,314,214	$62,173,642

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(298,682)	$(29,857)

CAPITAL SHARE ACTIVITY
Shares sold	166,283	83,453
Shares reinvested	39,020	190,073
Shares redeemed	(605,803)	(1,437,502)
Net decrease in shares outstanding	(400,500)	(1,163,976)
Shares outstanding, beginning of period	6,331,947	7,495,923
Shares outstanding, end of period	5,931,447	6,331,947

See Notes to Financial Statements.

36

Managed Municipal Fund, Inc.

Statements of Changes in Net Assets

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
FROM OPERATIONS
Net investment income	$794,887	$2,362,641
Net realized gains (losses) from security transactions	(645,297)	525,005
Net change in net unrealized appreciation/(depreciation) on investments	1,480,696	(6,288,934)
Net increase (decrease) in net assets resulting from operations	1,630,286	(3,401,288)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
ISI Class A Shares	(744,706)	(2,186,601)
ISI Class I Shares	(50,818)	(175,691)
From net realized gains from security transactions
ISI Class A Shares	(515,643)	(464,062)
ISI Class I Shares	(9,915)	(28,892)
Decrease in net assets resulting from distributions to shareholders	(1,321,082)	(2,855,246)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
ISI Class A Shares	3,717,422	8,226,840
ISI Class I Shares	7,633,307	2,930,854
Net asset value of shares issued in reinvestment of distributions to shareholders
ISI Class A Shares	815,375	1,493,696
ISI Class I Shares	49,547	13,566
Payments for shares redeemed
ISI Class A Shares	(24,741,227)	(30,559,542)
ISI Class I Shares	(7,098,936)	(1,833,115)
Net decrease in net assets resulting from capital share transactions	(19,624,512)	(19,727,701)

TOTAL DECREASE IN NET ASSETS	(19,315,308)	(25,984,235)

NET ASSETS
Beginning of period	90,598,869	116,583,104
End of period	$71,283,561	$90,598,869

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(662)	$(25)

See Notes to Financial Statements.

37

Managed Municipal Fund, Inc.

Statements of Changes in Net Assets (continued)

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
CAPITAL SHARE ACTIVITY
Shares sold
ISI Class A Shares	353,199	744,950
ISI Class I Shares	727,594	270,632
Shares reinvested
ISI Class A Shares	77,961	137,047
ISI Class I Shares	4,730	1,251
Shares redeemed
ISI Class A Shares	(2,353,510)	(2,833,029)
ISI Class I Shares	(673,620)	(171,268)

Net increase (decrease) in shares outstanding
ISI Class A Shares	(1,922,350)	(1,951,032)
ISI Class I Shares	58,704	100,615

Shares outstanding, beginning of period
ISI Class A Shares	7,890,625	9,841,657
ISI Class I Shares	683,556	582,941
Shares outstanding, end of period
ISI Class A Shares	5,968,275	7,890,625
ISI Class I Shares	742,260	683,556

See Notes to Financial Statements.

38

North American Government Bond Fund, Inc.

Statements of Changes in Net Assets

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
FROM OPERATIONS
Net investment income	$620,814	$1,810,305
Net realized gains (losses) from security and foreign currency transactions	(591,350)	1,495,974
Net change in net unrealized appreciation/(depreciation) on investments and foreign currency translations	(1,271,375)	(5,257,279)
Net decrease in net assets resulting from operations	(1,241,911)	(1,951,000)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
ISI Class A Shares	(511,836)	(1,242,273)
ISI Class C Shares	(69,375)	(162,289)
ISI Class I Shares	(39,603)	(251,435)
From net realized gains from security transactions
ISI Class A Shares	—	(1,184,021)
ISI Class C Shares	—	(154,678)
ISI Class I Shares	—	(239,645)
From return of capital
ISI Class A Shares	—	(28,772)
ISI Class C Shares	—	(3,759)
ISI Class I Shares	—	(5,823)
In excess of net investment income
ISI Class A Shares	(402,385)	—
ISI Class C Shares	(106,885)	—
ISI Class I Shares	(70,376)	—
Decrease in net assets resulting from distributions to shareholders	(1,200,460)	(3,272,695)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
ISI Class A Shares	5,402,961	17,302,209
ISI Class C Shares	175,706	1,255,273
ISI Class I Shares	2,796,063	8,272,561
Net asset value of shares issued in reinvestment of distributions to shareholders
ISI Class A Shares	618,157	1,671,239
ISI Class C Shares	103,602	191,253
ISI Class I Shares	69,633	138,441
Payments for shares redeemed
ISI Class A Shares	(25,028,652)	(46,968,168)
ISI Class C Shares	(1,546,398)	(3,615,208)
ISI Class I Shares	(380,235)	(37,524,003)
Net decrease in net assets resulting from capital share transactions	(17,789,163)	(59,276,403)

TOTAL DECREASE IN NET ASSETS	(20,231,534)	(64,500,098)

See Notes to Financial Statements.

39

North American Government Bond Fund, Inc.

Statements of Changes in Net Assets (continued)

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
NET ASSETS
Beginning of period	$101,211,229	$165,711,327
End of period	$80,979,695	$101,211,229

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(643,971)	$(64,325)

CAPITAL SHARE ACTIVITY
Shares sold
ISI Class A Shares	723,768	2,210,246
ISI Class C Shares	23,852	161,225
ISI Class I Shares	370,080	1,042,288
Shares reinvested
ISI Class A Shares	82,812	214,513
ISI Class C Shares	14,021	24,757
ISI Class I Shares	9,391	17,489
Shares redeemed
ISI Class A Shares	(3,331,205)	(6,042,659)
ISI Class C Shares	(208,425)	(466,830)
ISI Class I Shares	(51,035)	(4,755,861)

Net increase (decrease) in shares outstanding
ISI Class A Shares	(2,524,625)	(3,617,900)
ISI Class C Shares	(170,552)	(280,848)
ISI Class I Shares	328,436	(3,696,084)

Shares outstanding, beginning of period
ISI Class A Shares	11,080,588	14,698,488
ISI Class C Shares	1,934,977	2,215,825
ISI Class I Shares	283,889	3,979,973
Shares outstanding, end of period
ISI Class A Shares	8,555,963	11,080,588
ISI Class C Shares	1,764,425	1,934,977
ISI Class I Shares	612,325	283,889

See Notes to Financial Statements.

40

ISI Strategy Fund, Inc.

Statements of Changes in Net Assets

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
FROM OPERATIONS
Net investment income	$231,347	$696,997
Net realized gains from security transactions	3,636,155	5,618,548
Net change in net unrealized appreciation/(depreciation) on investments	1,482,521	7,560,061
Net increase in net assets resulting from operations	5,350,023	13,875,606

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(224,809)	(686,465)
From net realized gains from security transactions	(5,615,550)	(2,720,495)
Decrease in net assets resulting from distributions to shareholders	(5,840,359)	(3,406,960)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	8,169,596	17,784,145
Reinvestment of distributions to shareholders	5,258,262	3,015,066
Payments for shares redeemed	(7,130,335)	(8,781,704)
Net increase in net assets resulting from capital share transactions	6,297,523	12,017,507

TOTAL INCREASE IN NET ASSETS	5,807,187	22,486,153

NET ASSETS
Beginning of period	85,997,882	63,511,729
End of period	$91,805,069	$85,997,882

UNDISTRIBUTED NET INVESTMENT INCOME	$8,592	$2,054

CAPITAL SHARE ACTIVITY
Shares sold	506,166	1,152,539
Shares reinvested	325,953	217,792
Shares redeemed	(441,249)	(588,442)
Net increase in shares outstanding	390,870	781,889
Shares outstanding, beginning of period	5,250,355	4,468,466
Shares outstanding, end of period	5,641,225	5,250,355

See Notes to Financial Statements.

41

Total Return U.S. Treasury Fund, Inc.

Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2014		Years Ended October 31,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value at beginning of period	$9.82		$10.38	$10.38	$10.09	$10.11	$9.59

Income (loss) from investment operations:
Net investment income(a)	0.05		0.10	0.11	0.15	0.15	0.17
Net realized and unrealized gains (losses) on investments	(0.12)		(0.29)	0.23	0.33	0.50	0.70
Total from investment operations	(0.07)		(0.19)	0.34	0.48	0.65	0.87

Less distributions:
Distributions from net investment income	(0.09)		(0.10)	(0.11)	(0.15)	(0.15)	(0.17)
Distributions from net realized gains	—		(0.23)	(0.23)	(0.04)	(0.52)	(0.18)
Return of capital	—		(0.04)	—	—	—	—
Total distributions	(0.09)		(0.37)	(0.34)	(0.19)	(0.67)	(0.35)

Net asset value at end of period	$9.66		$9.82	$10.38	$10.38	$10.09	$10.11

TOTAL RETURN(b)	(0.71	%)(c)	(1.89)%	3.28%	4.87%	6.85%	9.05%

Net assets at end of period (000's)	$57,314		$62,174	$77,834	$85,494	$97,793	$112,295

Ratio of expenses to average net assets	0.97	%(d)	0.89%	0.83%	0.84%	0.82%	0.80%

Ratio of net investment income to average net assets	0.96	%(d)	0.96%	1.05%	1.50%	1.49%	1.68%

Portfolio turnover rate	2	%(c)	0%	52%	51%	44%	109%

(a)	Calculated using the average shares outstanding for the period.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect initial sales charges, the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements.

42

Managed Municipal Fund, Inc. - Class A

Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2014		Years Ended October 31,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value at beginning of period	$10.57		$11.18	$10.77	$10.82	$10.68	$9.96

Income (loss) from investment operations:
Net investment income(a)	0.11		0.24	0.27	0.28	0.31	0.32
Net realized and unrealized gains (losses) on investments	0.14		(0.56)	0.41	0.02	0.18	0.74
Total from investment operations	0.25		(0.32)	0.68	0.30	0.49	1.06

Less distributions:
Distributions from net investment income	(0.11)		(0.24)	(0.27)	(0.28)	(0.31)	(0.32)
Distributions from net realized gains	(0.08)		(0.05)	—	(0.07)	(0.04)	(0.02)
Total distributions	(0.19)		(0.29)	(0.27)	(0.35)	(0.35)	(0.34)

Net asset value at end of period	$10.63		$10.57	$11.18	$10.77	$10.82	$10.68

TOTAL RETURN(b)	2.38	%(c)	(2.90)%	6.34%	2.93%	4.62%	10.68%

Net assets at end of period (000's)	$63,437		$83,371	$110,060	$104,342	$112,203	$100,923

Ratio of expenses to average net assets	1.16	%(d)	1.04%	0.99%	1.01%	0.97%	0.97%

Ratio of net investment income to average net assets	2.11	%(d)	2.20%	2.42%	2.65%	2.89%	3.02%

Portfolio turnover rate	3	%(c)	14%	17%	10%	22%	10%

(a)	Calculated using the average shares outstanding for the period.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect initial sales charges, the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements.

43

Managed Municipal Fund, Inc. - Class I

Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2014		Years Ended October 31,
	(Unaudited)		2013	2012	2011	2010(a)
Net asset value at beginning of period	$10.57		$11.19	$10.78	$10.82	$10.94

Income (loss) from investment operations:
Net investment income(b)	0.12		0.27	0.30	0.31	0.02
Net realized and unrealized gains (losses) on investments	0.09		(0.57)	0.41	0.03	(0.11)
Total from investment operations	0.21		(0.30)	0.71	0.34	(0.09)

Less distributions:
Distributions from net investment income	(0.13)		(0.27)	(0.30)	(0.31)	(0.03)
Distributions from net realized gains	(0.08)		(0.05)	—	(0.07)	—
Total distributions	(0.21)		(0.32)	(0.30)	(0.38)	(0.03)

Net asset value at end of period	$10.57		$10.57	$11.19	$10.78	$10.82

TOTAL RETURN(c)	1.94	%(d)	(2.75)%	6.60%	3.28%	(0.86	%)(d)

Net assets at end of period (000's)	$7,847		$7,228	$6,523	$3,605	$76

Ratio of expenses to average net assets	0.92	%(e)	0.79%	0.74%	0.76%	0.70	%(e)

Ratio of net investment income to average net assets	2.30	%(e)	2.46%	2.66%	2.92%	2.83	%(e)

Portfolio turnover rate	3	%(d)	14%	17%	10%	22%

(a)	Class I commenced operations on October 7, 2010.
(b)	Calculated using the average shares outstanding for the period.
(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

44

North American Government Bond Fund, Inc. - Class A

Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2014		Years Ended October 31,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value at beginning of period	$7.62		$7.93	$7.93	$7.89	$7.56	$7.22

Income (loss) from investment operations:
Net investment income(a)	0.05		0.10	0.11	0.14	0.14	0.14
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.15)		(0.22)	0.10	0.12	0.56	0.56
Total from investment operations	(0.10)		(0.12)	0.21	0.26	0.70	0.70

Less distributions:
Distributions from net investment income	(0.10)		(0.10)	(0.12)	(0.16)	(0.14)	(0.08)
Distributions from net realized gains	—		(0.09)	(0.09)	(0.06)	(0.23)	(0.28)
Return of capital	—		(0.00)*	(0.00)*	—	—	—
Total distributions	(0.10)		(0.19)	(0.21)	(0.22)	(0.37)	(0.36)

Net asset value at end of period	$7.42		$7.62	$7.93	$7.93	$7.89	$7.56

TOTAL RETURN(b)	(1.31	%)(c)	(1.51)%	2.71%	3.30%	9.53%	9.80%

Net assets at end of period (000's)	$63,515		$84,430	$116,599	$112,407	$134,383	$132,814

Ratio of expenses to average net assets	1.39	%(d)	1.25%	1.18%	1.18%	1.15%	1.13%

Ratio of net investment income to average net assets	1.47	%(d)	1.34%	1.40%	1.83%	1.85%	1.87%

Portfolio turnover rate	7	%(c)	10%	57%	46%	48%	131%

*	Amount less than $0.005 per share.
(a)	Calculated using the average shares outstanding for the period.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends, capital gains distributions or return of capital distributions are reinvested in shares of the Fund. Returns shown do not reflect initial sales charges, the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements.

45

North American Government Bond Fund, Inc. - Class C

Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2014		Years Ended October 31,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value at beginning of period	$7.55		$7.88	$7.89	$7.85	$7.54	$7.21

Income (loss) from investment operations:
Net investment income(a)	0.04		0.06	0.06	0.10	0.09	0.09
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.14)		(0.23)	0.11	0.12	0.56	0.55
Total from investment operations	(0.10)		(0.17)	0.17	0.22	0.65	0.64

Less distributions:
Distributions from net investment income	(0.10)		(0.07)	(0.09)	(0.12)	(0.11)	(0.03)
Distributions from net realized gains	—		(0.09)	(0.09)	(0.06)	(0.23)	(0.28)
Return of capital	—		(0.00)*	(0.00)*	—	—	—
Total distributions	(0.10)		(0.16)	(0.18)	(0.18)	(0.34)	(0.31)

Net asset value at end of period	$7.35		$7.55	$7.88	$7.89	$7.85	$7.54

TOTAL RETURN(b)	(1.38	%)(c)	(2.23)%	2.13%	2.84%	8.85%	8.97%

Net assets at end of period (000's)	$12,961		$14,615	$17,451	$17,248	$22,963	$24,659

Ratio of expenses to average net assets	1.85%(d	)(e)	1.85%	1.78%	1.78%	1.78%	1.76%

Ratio of expenses (before reimbursements) to average net assets	1.99	%(d)	1.85%	1.78%	1.78%	1.78%	1.76%

Ratio of net investment income to average net assets	1.02	%(d)	0.73%	0.80%	1.23%	1.23%	1.22%

Portfolio turnover rate	7	%(c)	10%	57%	46%	48%	131%

*	Amount less than $0.005 per share.
(a)	Calculated using the average shares outstanding for the period.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends, capital gains distributions or return of capital distributions are reinvested in shares of the Fund. Returns shown do not reflect contingent deferred sales charges, the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio of expenses to average net assets includes the effect of expense reimbursements as detailed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

46

North American Government Bond Fund, Inc. - Class I

Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2014		Years Ended October 31,
	(Unaudited)		2013	2012	2011	2010(a)
Net asset value at beginning of period	$7.63		$7.96	$7.95	$7.89	$7.80

Income (loss) from investment operations:
Net investment income(b)	0.07		0.13	0.14	0.18	0.02
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.15)		(0.24)	0.11	0.12	0.12
Total from investment operations	(0.08)		(0.11)	0.25	0.30	0.14

Less distributions:
Distributions from net investment income	(0.19)		(0.13)	(0.15)	(0.18)	(0.02)
Distributions from net realized gains	—		(0.09)	(0.09)	(0.06)	(0.03)
Return of capital	—		(0.00)*	(0.00)*	—	—
Total distributions	(0.19)		(0.22)	(0.24)	(0.24)	(0.05)

Net asset value at end of period	$7.36		$7.63	$7.96	$7.95	$7.89

TOTAL RETURN(c)	(1.03	%)(d)	(1.46)%	3.14%	3.88%	1.74	%(d)

Net assets at end of period (000's)	$4,504		$2,165	$31,661	$18,056	$197

Ratio of expenses to average net assets	0.99	%(e)	0.85%	0.78%	0.78%	0.69	%(e)

Ratio of net investment income to average net assets	1.91	%(e)	1.69%	1.78%	2.25%	2.25	%(e)

Portfolio turnover rate	7	%(d)	10%	57%	46%	48%

*	Amount less than $0.005 per share.
(a)	Class I commenced operations on September 16, 2010.
(b)	Calculated using the average shares outstanding for the period.
(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends, capital gains distributions or return of capital distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

47

ISI Strategy Fund, Inc.

Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2014		Years Ended October 31,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value at beginning of period	$16.38		$14.21	$12.63	$12.28	$10.64	$9.63

Income (loss) from investment operations:
Net investment income(a)	0.04		0.15	0.14	0.15	0.16	0.11
Net realized and unrealized gains on investments	0.96		2.79	1.58	0.35	1.64	1.02
Total from investment operations	1.00		2.94	1.72	0.50	1.80	1.13

Less distributions:
Distributions from net investment income	(0.04)		(0.15)	(0.14)	(0.15)	(0.16)	(0.12)
Distributions from net realized gains	(1.07)		(0.62)	—	—	—	—
Total distributions	(1.11)		(0.77)	(0.14)	(0.15)	(0.16)	(0.12)

Net asset value at end of period	$16.27		$16.38	$14.21	$12.63	$12.28	$10.64

TOTAL RETURN(b)	6.20	%(c)	21.72%	13.69%	4.03%	17.05%	11.84%

Net assets at end of period (000's)	$91,805		$85,998	$63,512	$57,261	$60,445	$53,731

Ratio of expenses to average net assets	1.12	%(d)	1.08%	1.11%	1.04%	1.06%	1.10%

Ratio of net investment income to average net assets	0.52	%(d)	0.97%	1.03%	1.12%	1.40%	1.19%

Portfolio turnover rate	17	%(c)	38%	55%	50%	38%	55%

(a)	Calculated using the average shares outstanding for the period.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect initial sales charges, the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements.

48

ISI Funds

Notes to Financial Statements

April 30, 2014 (Unaudited)

Note 1 – Organization and Significant Accounting Policies

A.	Organization

Total Return US Treasury Fund, Inc. (“Total Return”), Managed Municipal Fund, Inc. (“Managed Municipal”), North American Government Bond Fund, Inc. (“North American”) and ISI Strategy Fund, Inc. (“Strategy”) (each a “Fund” and collectively, the “Funds”) are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Funds are organized as corporations under the laws of the State of Maryland.

Total Return’s investment objectives are to provide a high level of total return with relative stability of principal and, secondarily, high current income. Managed Municipal’s investment objectives are to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from Federal income tax. North American’s investment objective is to provide a high level of current income, consistent with prudent investment risk. Strategy’s investment objective is to maximize total return through a combination of long-term growth of capital and current income.

Total Return and Strategy each currently offer a single class of shares (ISI Shares) to investors. Managed Municipal offers two classes of shares – ISI Class A Shares and ISI Class I Shares. North American offers three classes of shares – ISI Class A Shares, ISI Class C Shares and ISI Class I Shares. ISI Shares and ISI Class A Shares are subject to a maximum front-end sales charge equal to 3.00%. A contingent deferred sales charge of 1.00% is imposed on the sale of ISI Class C Shares if redeemed within the first year of purchase.

Total Return and Strategy are authorized to issue 115,000,000 and 25,000,000 shares, respectively, of ISI Shares at $0.001 par value. Managed Municipal is authorized to issue 50,000,000 ISI Class A Shares and 5,000,000 ISI Class I Shares at $0.001 par value. North American is authorized to issue 50,000,000 ISI Class A Shares, 5,000,000 ISI Class C Shares and 5,000,000 ISI Class I Shares at $0.001 par value.

B.	Valuation of Securities

Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each Fund business day using the last reported sales price or the NASDAQ Official Closing Price (“NOCP”) provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily

49

ISI Funds

Notes to Financial Statements (continued)

available are generally valued at the mean between the last bid and the last asked prices. Debt securities may be valued at prices supplied by a Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund’s investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Funds determine a fair value in good faith under procedures established by and under the general supervision of the Funds’ Boards of Directors (the “Board”). The Funds may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and the event is likely to affect the Fund’s net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Funds).

If a fair value is required, the investment advisor, or the sub-advisor in the case of Strategy, determines the value of the security until the Board meets to establish the fair value of the security.

As of April 30, 2014, there were no fair valued securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a frame work for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

50

ISI Funds

Notes to Financial Statements (continued)

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2014:

Total Return
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$45,799,366	$—	$45,799,366
U.S. Treasury Bills	—	11,164,874	—	11,164,874
Total	$—	$56,964,240	$—	$56,964,240

Managed Municipal
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$63,642,664	$—	$63,642,664
U.S. Treasury Bills	—	7,009,972	—	7,009,972
Total	$—	$70,652,636	$—	$70,652,636

North American
	Level 1	Level 2	Level 3	Total
Canadian Securities	$—	$15,293,761	$—	$15,293,761
Mexican Securities	—	13,533,309	—	13,533,309
U.S. Treasury Obligations	—	46,856,385	—	46,856,385
U.S. Treasury Bills	—	4,209,940	—	4,209,940
Total	$—	$79,893,395	$—	$79,893,395

Strategy
	Level 1	Level 2	Level 3	Total
Common Stocks	$79,919,045	$—	$—	$79,919,045
U.S. Treasury Obligations	—	9,540,963	—	9,540,963
U.S. Treasury Bills	—	2,149,986	—	2,149,986
Total	$79,919,045	$11,690,949	$—	$91,609,994

See Strategy’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

The Funds’ policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. The Funds may hold securities which are periodically fair valued in accordance with the Funds’ Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. There were no transfers between Level 1, 2, or 3 as of April 30, 2014, based on the valuation input Levels on October 31, 2013 for the Funds.

51

ISI Funds

Notes to Financial Statements (continued)

C.	Securities Transactions and Investment Income

Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily. With respect to North American and Managed Municipal, income, gains (losses) and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

D.	Distributions

Total Return declares distributions daily, and North American declares monthly distributions at fixed rates approved by the Board. These distributions are paid monthly. To the extent that a Fund’s net investment income is less than an approved fixed rate, some of its distributions may be designated as a return of capital. Managed Municipal declares and pays dividends monthly from its net investment income. Strategy declares and pays dividends quarterly from its net investment income. Net realized capital gains, if any, are distributed at least annually. The Funds record dividends and distributions on the ex-dividend date.

E.	Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute substantially all of its taxable income to shareholders. Therefore, no provison for Federal Income tax or excise tax is required.

F.	Foreign Currency Translation

The Funds maintain their accounting records in U.S. dollars. North American determines the U.S. dollar value of foreign currency-denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing security transactions, the receipt of income and the payment of expenses, North American uses the prevailing exchange rate on the transaction date.

52

ISI Funds

Notes to Financial Statements (continued)

Net realized gains and losses on foreign currency transactions shown on North American’s financial statements result from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of interest recorded on North American’s books and the U.S. dollar equivalent of the amounts actually received or paid. That portion of realized gains (losses) from security transactions that results from fluctuation in foreign currency exchange rates relating to the sale of foreign securities is not separately disclosed but is included in net realized gains (losses) from security transactions. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included in the net change in unrealized appreciation/depreciation on investments.

G.	Forward Foreign Currency Contracts

North American may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the U.S. dollar value of securities transactions for the period between the date of the transaction and the date the security is received or delivered or to hedge the U.S. dollar value of securities that it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future. North American determines the net U.S. dollar value of the forward foreign currency contracts using prevailing exchange rates.

H.	Estimates

In preparing the Funds’ financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results may be different.

Note 2 – Fees and Transactions with Affiliates

International Strategy & Investment, Inc. (“ISI”) is the Funds’ investment advisor. As compensation for ISI’s advisory services, Total Return pays ISI an annual fee based on the Fund’s average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, Total Return pays ISI 1.50% of the Fund’s gross interest income. As compensation for ISI’s advisory services, Managed Municipal, North American and Strategy each pay ISI a fee, which is calculated daily and paid monthly, at the annual rate of 0.40% of such Fund’s average daily net assets.

53

ISI Funds

Notes to Financial Statements (continued)

ISI has contractually agreed to reimburse expenses with respect to Class C Shares of North American through March 1, 2015 to the extent necessary to limit the annual ordinary operating expenses of ISI Class C Shares to 1.85% of the average daily net assets attributable to such shares. During the period ended April 30, 2014, $9,533 of expenses were reimbursed by ISI under the expense limitation agreement.

Los Angeles Capital Management and Equity Research, Inc. is Strategy’s Sub-Advisor and is responsible for managing the common stocks in Strategy’s portfolio. The Sub-Advisor is paid by ISI, not Strategy.

International Strategy & Investment Group LLC (“ISI Group”), an affiliate of ISI, is the distributor for the Funds. Total Return, Managed Municipal (ISI Class A Shares, only) and Strategy each pay ISI Group a distribution/shareholder service fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate of 0.25% of average daily net assets. North American’s ISI Class A Shares and ISI Class C Shares pay ISI Group a distribution/shareholder service fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rates of 0.40% and 1.00% (which may include up to 0.25% for shareholder servicing fees for each class) of their average daily net assets, respectively.

During the period ended April 30, 2014, ISI Group earned commissions on sales of ISI Shares of Total Return, Managed Municipal and Strategy of $151, $527 and $3,094, respectively, and earned commissions of $355 on sales of ISI Class A Shares of North American. ISI Group retained $781 of contingent deferred sales charges on redemptions of ISI Class C Shares of North American during the period ended April 30, 2014.

State Street Bank and Trust Company (“State Street”) is the administrator of the Funds. State Street is responsible for providing certain administrative services to the Funds, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds other than investment advisory activities, including maintaining the books and records of the Funds, and preparing certain reports and other documents required by federal and/or state laws and regulations. For the performance of these services, the Funds pay State Street an annual fee of $300,000. This fee is allocated among the Funds based on the relative net assets of each Fund.

State Street is the fund accountant and fund custodian, and State Street is responsible for safeguarding and controlling the Funds’ cash and securities, handling the delivery of securities and collecting interest and dividends on the Funds’ investments. State Street as fund accounting agent is responsible for maintaining the books and records and calculating the daily net asset value of each Fund. For fund accounting services, the Funds pay State Street an annual base fee of $180,000. This fee is allocated among the Funds based on the relative net assets for each Fund. For fund custodian services, the

54

ISI Funds

Notes to Financial Statements (continued)

Funds pay State Street an annual base fee of 1 (one) basis point on net assets, plus other asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket fees.

State Street also serves as transfer agent for the Funds and is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. For these services State Street receives an annual amount of $130,000, allocated among the Funds based on the relative net assets of each Fund and a monthly fee from each Fund at an annual rate of $20 for each direct account and $15 for certain accounts established through financial intermediaries. In addition, the Funds reimburse State Street for its out-of-pocket expenses including, but not limited to, postage and supplies.

EJV Financial Services, LLC (“EJV”) provides certain compliance services to the Funds. Edward J. Veilleux, Vice President and Chief Compliance Officer (“CCO”) of the Funds, is also a principal of EJV. The Funds pay EJV $20,000 quarterly for providing CCO services. This fee is allocated among the Funds based on the relative net assets of each Fund. In addition, the Funds reimburse EJV for any reasonable out-of-pocket expenses relating to these compliance services.

Effective January 1, 2014, the Funds pay each independent Director an annual fee of $23,000. The Audit Committee Chairman and Chairman of the Board receive an additional annual fee of $4,000 and $5,000, respectively. The Funds also reimburse each of the Directors for out-of-pocket expenses incurred in connection with attending the Board of Directors’ meetings. Certain officers of the Funds are also officers or employees of the above named service providers, and during their terms of office, receive no compensation from the Funds.

Note 3 – Federal Income Tax

The Funds may periodically make reclassifications among certain capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with Federal tax regulations, which may differ from GAAP. These book/tax differences may be either temporary or permanent in nature. To the extent they are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arose. The reclassifications have no impact on the net assets or net asset value per share of the Funds.

The Funds determine their net investment income and capital gain distributions in accordance with income tax regulations, which may differ from GAAP.

55

ISI Funds

Notes to Financial Statements (continued)

During the periods ended April 30, 2014 and October 31, 2013, the tax character of distributions paid by each of the Funds was as follows:

	Ordinary Income				Tax-Exempt Income
	April 30, 2014		October 31, 2013		April 30, 2014	October 31, 2013
Total Return	$553,346	*	$1,000,452	*	$—	$—
Managed Municipal	2,110		20,586		793,415	2,341,706
North American	1,220,460	*	1,766,138	*	—	—
Strategy	224,809		703,061	*	—	—

	Long-Term Capital Gains		Return of Capital
	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013
Total Return	$—	$1,407,934	$—	$246,880
Managed Municipal	525,558	492,954	—	—
North American	—	1,468,203	—	38,354
Strategy	5,615,550	2,703,899	—	—

*
A portion of the ordinary income is short-term gains that are taxed as ordinary income for tax purposes. However, these short-term gains may be offset by losses incurred through October 31, 2013 and therefore could be treated as return of capital.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions taken on Federal and state income tax returns for all open tax years (tax years ended October 31, 2010 through October 31, 2013) and concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

56

ISI Funds

Notes to Financial Statements (continued)

As of October 31, 2013, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Total Return	Managed Municipal	North American	Strategy
Undistributed ordinary income	$—	$33,551	$—	$905,921
Undistributed tax-exempt income	—	80,916	—	—
Accumulated undistributed long-term capital gains (losses)	(1)	490,843	—	4,708,975
Capital loss carryforwards	—	—	—	—
Net unrealized appreciation (depreciation)	2,554,373	1,857,256	1,632,178	17,386,948
Other temporary differences	(29,857)	(81,566)	(64,326)	2,053
Total	$2,524,515	$2,381,000	$1,567,852	$23,003,897

As of October 31, 2013, the Funds recorded the following reclassifications primarily due to foreign exchange gains/losses, REIT adjustments to increase (decrease) the accounts listed below:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
Total Return	$—	$—	$—
Managed Municipal	—	—	—
North American	(82,278)	82,278	—
Strategy	(28,941)	28,941	—

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Strategy is due to certain timing differences in the recognition of capital gains or losses under income tax reporting regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

57

ISI Funds

Notes to Financial Statements (continued)

Note 4 – Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2014 were as follows:

	Non-U.S. Government Obligations		U.S. Government Obligations
	Purchases	Sales	Purchases	Sales
Total Return	$—	$—	$750,586	$1,835,625
Managed Municipal	2,088,980	19,812,188	—	—
North American	3,164,179	7,028,662	2,047,678	6,083,164
Strategy	19,154,646	15,049,134	—	—

Note 5 – Market and Credit Risk

North American invests in Canadian and Mexican government securities. Investing in Canadian and Mexican government securities may have different risks than investing in U.S. government securities. An investment in Canada or Mexico may be affected by developments unique to those countries. These developments may not affect the U.S. economy or the prices of U.S. government securities in the same manner. In addition, the value of bonds issued by non-U.S. governments may be affected by adverse international political and economic developments that may not impact the value of U.S. government securities.

Note 6 – Contractual Obligations

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these indemnification provisions and believe the risk of loss thereunder to be remote.

Note 7 – Subsequent Events

GAAP requires the Funds to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has determined no disclosure is necessary other than as noted below.

58

ISI Funds

Notes to Financial Statements (continued)

On May 30, 2014, the Funds paid the following per share net investment income distributions related to the period ended May 31, 2014:

Net Investment Income per share May 31, 2014
Total Return US Treasury	$—
Managed Municipal Fund - Class A	—
Managed Municipal Fund - Class I	—
North American Government Bond Fund - Class A	—
North American Government Bond Fund - Class C	—
North American Government Bond Fund - Class I	—
ISI Strategy Fund	—

59

Notice to Shareholders (Unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that Strategy uses to determine how to vote proxies relating to securities held in Strategy’s portfolio is available, without charge and upon request, by calling (800) 955-7175. Information regarding how Strategy voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, upon request, by calling (800) 955-7175 or on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

60

THIS PAGE INTENTIONALLY LEFT BLANK

Board of Directors
Louis E. Levy Chairman	Edward J. Veilleux Vice President Chief Compliance Officer
W. Murray Jacques Director	Thomas D. Stevens * Vice President
Edward A. Kuczmarski Director	Anthony Rose Vice President Treasurer
R. Alan Medaugh President Director	Heena Dhruv Vice President
Carrie L. Butler Vice President Secretary	Edward S. Hyman Senior Economic Advisor
* Thomas D. Stevens is an officer for only the ISI Strategy Fund, Inc.
Investment Advisor
ISI Inc. 666 Fifth Avenue New York, NY 10103 (800) 955-7175
Shareholder Servicing Agent
State Street Bank & Trust Company One Lincoln Street Boston, MA 02111 (800) 882-8585
Distributor
ISI Group LLC 666 Fifth Avenue New York, NY 10103 (800) 955-7175

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(2)	Separate certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

(3)	Not applicable.

(b)	Certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. Section 1350 and are not being filed as part of the Form N-CSR with the Commission.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGED MUNICIPAL FUND, INC.

By:	/s/ R. Alan Medaugh
R. Alan Medaugh
President

Date:	July 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Alan Medaugh
R. Alan Medaugh
President

Date:	July 3, 2014

By:	/s/ Anthony Rose
Anthony Rose
Treasurer

Date:	July 3, 2014